INVESTMENT IN EQUITY INVESTEES	3 Months Ended	12 Months Ended
	May 31, 2020	Feb. 29, 2020
INVESTMENT IN EQUITY INVESTEES
NOTE 7. INVESTMENT IN EQUITY INVESTEES

Investments are in equity of companies which shares are not publicly traded, and that the Company does not have control or significant influence. The investments are recorded at cost less impairment, as the fair value of the share prices are not readily determinable.

	As of
	May 31, 2020	February 29, 2020
Investment in equity investees	$3,820,258	$3,852,622
Less: impairment	(565,006)	(576,693)
Total	$3,255,252	$3,275,929

Investments are in equity of companies which shares are not publicly traded, and that the Company does not have control or significant influence. The investments are recorded at cost less impairment, as the fair value of the share prices are not readily determinable.

	As of
	February 29, 2020	February 28, 2019
Investment in equity investees	$3,852,622	$-
Less: impairment	(576,693)	-
Total	$3,275,929	$0